NET REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Sale of products	$ 2,572,000	$ 5,395,000
Talicia
Revenues
Net Revenue	3,500,000	5,600,000
Talicia | Gaelan Medical Trade LLC
Revenues
Net Revenue	500,000
Movantik
Revenues
Contra Revenue For Movantik	$ (900,000)	$ (200,000)